ACQUISITIONS - Pro Forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Business Combinations [Abstract]
Pro forma net sales	$ 1,154,229	$ 1,014,223
Pro forma net loss	(11,587)	(30,346)
Pro forma net loss attributable to controlling interest	(5,945)	(15,398)
Pro forma net loss attributable to noncontrolling interest	$ (5,642)	$ (14,948)